Inventories - Components of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Inventory [Line Items]
Raw materials	$ 632	$ 853
Work-in-process	1,960	254
Finished goods, net	9,432	10,343
Total inventories	$ 12,024	$ 11,450